Putnam
High Yield
Advantage
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-02

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

In a challenging market and economic environment during the semiannual period ended May 31, 2002, Putnam High Yield Advantage Fund delivered positive absolute results at net asset value. As the period was marked by geopolitical turmoil and corporate accounting problems, Putnam's extensive research capabilities became an even more valuable asset to shareholders.

On the following pages, the report from your fund's management team will provide a full discussion of what has been driving the fund's performance as well as a view of prospects for the fiscal year's second half.

You may notice as you read this report that we are now listing the team that manages your fund. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management. The names of the individuals who comprise the management team are shown at the end of management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 17, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income
High-Yield Team

The semiannual period ended May 31, 2002, was marked by continued geopolitical turmoil, corporate accounting problems in the United States, and evidence of an economic recovery that brought about the end of the Federal Reserve Board easing cycle. During this challenging period, Putnam High Yield Advantage Fund generated competitive results relative to its peer group, with the fund's return ahead of its Lipper category average (see page 6 for details). While the fund underperformed its benchmark index, the CSFB High Yield Index, it is important to keep in mind that your fund's benchmark is not an investment vehicle. Moreover, the returns of indexes in general do not take into account transaction fees or expenses.

Total return for 6 months ended 5/31/02

        Class A         Class B           Class M
      NAV     POP      NAV   CDSC       NAV     POP
-----------------------------------------------------------------------
     2.07%  -2.76%    1.69% -3.14%     1.96%  -1.41%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* HIGH-YIELD BONDS HAVE SHOWN SOLID PERFORMANCE DURING AN EVENTFUL SIX-MONTH PERIOD

After September 11, high-yield bond prices fell sharply, as did prices in practically every asset class and market sector except for the highest-quality bonds, U.S. Treasuries. High-yield sectors such as airlines, gaming, lodging, and other economically sensitive industries all experienced sharp price declines. In October and November, however, the high-yield market quickly turned around on reports of a recovering U.S. economy, positive news from the war in Afghanistan, and a resurgent stock market. High-yield returns for the month of December were solid, even though the bond market in general was volatile. The high-yield sector finished 2001 well ahead of the major equity indexes and thus far in 2002 has held its ground, continuing to outperform the struggling equity market through the end of the period.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Basic materials                 10.8%

Communications
services                         8.0%

Capital goods                    7.4%

Broadcasting                     6.6%

Gaming and
lottery                          6.5%

Footnote reads:

*Based on net assets as of 5/31/02. Holdings will vary over time.


The accounting scandals in 2002 have caused short-term volatility in both the equity and high-yield markets, but there should be positive long-term benefits. For example, we have already seen a significant change in market sentiment. Before Enron, and especially throughout the late 1990s, companies were rewarded for growth, and it didn't matter to investors if the companies financed this growth with debt. Now, the markets are not interested in growth as much as they are in the financial strength of companies. As a result, companies have made debt reduction a top priority.


Fund Profile

Putnam High Yield Advantage Fund seeks high current income through a diversified high-yield bond portfolio that includes a broad range of issuers and industries. The fund is designed for investors who seek high income and are willing to take on the added risks involved with investing in below-investment-grade bonds.

In addition, it appears that default rates in the high-yield market have finally peaked after a long period of uncertainty. For the past two years, large analytical firms, such as Moody's and Merrill Lynch, have been changing their predictions for a peak in defaults with every report. Their models now show that defaults peaked in the first quarter of 2002 and may begin to decline later this year. While default rates remained elevated as this report was being written, we believe that once they decline, stronger corporate balance sheets should help keep defaults down in the years ahead.


[GRAPHIC OMITTED: TOP 10 BOND HOLDINGS]

TOP 10 BOND HOLDINGS

Allied Waste Industries, Inc.
company guaranty, series B, 10%, 2009
Capital goods

Echostar Broadband Corp.
senior notes, 10.375%, 2007
Broadcasting

Micron Technology, Inc.
notes, 6.5%, 2005
Technology

Russia (Federation of)
unsubordinated stepped-coupon, 5% (7.5%,
3/31/07), 2030
Foreign government bond

York Power Funding
144A notes, 12%, 2007 (Cayman Islands)
Utilities

Sealy Mattress Co.
144A senior notes, zero coupon, 2008
Household furniture & appliances

Premier Parks, Inc.
senior notes, 9.75%, 2007
Entertainment

Tyco International Group SA
company guaranty, 6.375%, 2006
(Luxembourg)
Conglomerates

Charter Communications Holdings,
LLC
senior notes, 11.125%, 2011
Cable television

Host Marriott, L.P.
senior notes, Series E, 8.375%, 2006
Lodging/tourism

Footnote reads:
These holdings represent 6.8% of the fund's net assets as of 5/31/02. Portfolio holdings will vary over time.


Partly as a result of the accounting problems in 2002, high-yield investors are now looking at a market that is valuing companies much more conservatively. Moreover, fundamentals among high-yield issuers are improving. These are positive signs, and high-yield investors, like stock market investors, typically look ahead. However, there may be further problematic events, such as the recent difficulties reported by Worldcom in June. Worldcom bonds represented a small percentage of the fund's net assets and will likely have a slightly negative impact on the fund's performance in the coming months. Most of the fund's Worldcom holdings were sold well before the recent scandal was reported.

* MANAGEMENT STRATEGIES PRODUCED STRONG RELATIVE PERFORMANCE

Last fall, we increased the fund's weightings in several sectors that had been beaten down after September 11, including media, broadcasting, airlines, gaming, and lodging. This contrarian strategy (there were few buyers in the market) paid off during the semiannual period, as the bonds in these sectors have performed well since we acquired them. For example, the television broadcasting industry has benefited from higher advertising revenues than were expected, as well as a more favorable regulatory climate that has allowed companies to expand.

Gaming, lodging, and other travel-related securities also had recovered from their post-September 11 lows by the end of the period. Understandably, people were much less willing to travel after the events of September 11, but there was a somewhat irrational belief that travel and hotel occupancy would decline much more than it actually did. As a result, our holdings in these sectors, acquired in October and November, have performed well, as travel and hotel use has recovered more quickly than had been anticipated.


"FALLEN ANGELS" CHANGE HIGH-YIELD  LANDSCAPE, GIVE PUTNAM A COMPETITIVE
 EDGE

In the post-Enron environment, rating agencies realize that if the price of a bond has fallen a great deal, it will affect the financial health of its issuer and warrant a lower rating. Many of these so-called "fallen angels" -- companies that previously had been high-grade bond issuers -- still have strong cash flow, significant assets that remain valuable, and the ability to generate consistent earnings. They remain attractive from a bondholder's point of view because of their liquidity (since they are generally larger, better-recognized names, they are easier for the fund to buy and sell) and because of their potential for high returns. Furthermore, should the company declare bankruptcy, bondholders are paid before stockholders, who typically walk away with nothing after a company is bankrupt.

The fallen-angel phenomenon has changed the landscape in high-yield investing, primarily because of the recent appearance in this market of large, well-known companies whose bonds have fallen to "junk" status. At Putnam, we are fortunate to have a large fixed-income department with a sizeable group of analysts on the investment-grade side who know these companies well. Through our Knowledge Management initiative, in which we regularly share information across different investing groups, we are able to quickly gather valuable analytical insights. Many of our competitors do not have the ability to analyze fallen angels, and, as a result, either do not own them or cannot buy them as early as we can.


* LOWER MARKET YIELDS, DEFAULTS LED TO DIVIDEND REDUCTION

During the past six months, the fund's dividend was reduced for several reasons. First, market yields have come down significantly in the past year and a half. Secondly, your fund's managers have been replacing poor-performing telecommunications bonds with higher-quality bonds, which typically have lower yields. Finally, some bonds in the fund have defaulted, and when a bond defaults its income is eliminated.

* OUTLOOK POSITIVE FOR HIGH-YIELD BONDS

Although 2001 was not as strong as we had originally thought it would be, high-yield bonds still outperformed nearly every other asset class during challenging market and economic conditions.

There are several reasons to remain optimistic about high-yield bond performance going forward. First, it appears that default rates have peaked, which is positive because it should signal a generally improving market environment. Second, technical factors are quite positive, with a great deal of money flowing into the market from both individual and institutional investors. Third, the yield curve is still steep, with short-term rates at a 40-year low. This gives investors incentive to take on more risk in order to receive higher yields. Finally, after several years of focusing solely on growth, the renewed emphasis on reducing debt should result in higher credit quality.

There are risks, as always. First, the Federal Reserve Board appears likely to begin raising short-term interest rates, although it is still uncertain when the first increase will occur. Secondly, while the impact of September 11 has receded significantly from an economic and market psychology standpoint, corporate accounting scandals and geopolitical events are still having a dampening effect on the equity markets, which does influence high-yield bonds peripherally. We remain acutely aware of these and other risks, and will continue to make adjustments to your fund as are warranted by changes in the market and economic environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.

This fund is managed by the Putnam Core Fixed-Income High-Yield Team. The members of this team are Stephen Peacher (Portfolio Leader), Jeffrey Kaufman, Geoffrey Kelley, Krishna Memani, Neil Reiner, Paul Scanlon, Rosemary Thomsen, and Joseph Towell.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 5/31/02

                       Class A          Class B           Class M
(inception dates)     (3/25/86)        (5/16/94)         (12/1/94)
                     NAV     POP      NAV    CDSC       NAV     POP
------------------------------------------------------------------------------
6 months            2.07%  -2.76%    1.69%  -3.14%     1.96%  -1.41%
------------------------------------------------------------------------------
1 year              1.39   -3.41     0.44   -4.07      1.17   -2.12
------------------------------------------------------------------------------
5 years             0.19   -4.54    -3.72   -4.88     -0.56   -3.74
Annual average      0.04   -0.92    -0.76   -1.00     -0.11   -0.76
------------------------------------------------------------------------------
10 years           64.10   56.26    50.48   50.48     60.73   55.46
Annual average      5.08    4.56     4.17    4.17      4.86    4.51
------------------------------------------------------------------------------
Annual average
(life of fund)      7.10    6.77     6.15    6.15      6.79    6.57
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/02

                            CSFB High Yield         Consumer
                                Index              price index
------------------------------------------------------------------------------
6 months                        3.84%                 1.07%
------------------------------------------------------------------------------
1 year                          3.64                  1.13
------------------------------------------------------------------------------
5 years                        16.58                 12.12
Annual average                  3.12                  2.31
------------------------------------------------------------------------------
10 years                      101.08                 28.49
Annual average                  7.24                  2.54
------------------------------------------------------------------------------
Annual average
(life of fund)                  8.67                  3.15
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Performance for class B and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:

The average cumulative return for the 390 funds in the Lipper High Current Yield Funds category over the 6 months ended 5/31/02 was 1.02%. Over the 1-, 5-, and 10-year periods ended 5/31/02, annualized returns for the category were -0.97%, 0.85%, and 5.60%, respectively.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/02

                                  Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions
(number)                             6               6               6
------------------------------------------------------------------------------
Income                            $0.3180         $0.2960         $0.3120
------------------------------------------------------------------------------
Capital gains                        --              --              --
------------------------------------------------------------------------------
  Total                           $0.3180         $0.2960         $0.3120
------------------------------------------------------------------------------
Share value:                    NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
11/30/01                       $5.84   $6.13       $5.79       $5.85   $6.05
------------------------------------------------------------------------------
5/31/02                         5.64    5.92        5.59        5.65    5.84
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1                         10.43%   9.93%       9.66%      10.19%   9.86%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2                         8.94    8.51        8.17        8.60    8.40
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/02 (most recent calendar quarter)

                     Class A           Class C           Class M
(inception dates)   (3/25/86)         (5/16/94)         (12/1/94)
                   NAV     POP       NAV    CDSC       NAV     POP
------------------------------------------------------------------------------
6 months         -3.13%  -7.75%    -3.36%  -7.95%    -3.23%  -6.30%
------------------------------------------------------------------------------
1 year           -2.26   -6.85     -2.87   -7.23     -2.46   -5.56
------------------------------------------------------------------------------
5 years          -6.31  -10.79     -9.87  -10.95     -7.10  -10.14
Annual average   -1.30   -2.26     -2.06   -2.29     -1.46   -2.12
------------------------------------------------------------------------------
10 years         53.56   46.27     41.05   41.05     50.39   45.48
Annual average    4.38    3.88      3.50    3.50      4.17    3.82
------------------------------------------------------------------------------
Annual average
(life of fund)    6.72    6.40      5.79    5.79      6.42    6.20
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities. The index assumes reinvestment of all distributions and does not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (85.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
$         4,852,762 Interact Operating Co. notes 14s, 2003 (PIK)                                      $         485
          1,500,000 Lamar Advertising Co. Structured Notes 9.84s, 2006
                    (Issued by COUNTS Trust, Series 2001-6)                                               1,528,500
          1,000,000 Lamar Advertising Co. Structured Notes 5 1/4s, 2006
                    (issued by COUNTS Trust, Series 2001-1)                                               1,014,000
          2,715,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                         2,837,175
                                                                                                      -------------
                                                                                                          5,380,160

Automotive (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,830,000 Asbury Automotive Group, Inc. 144A sr. sub. notes
                    9s, 2012                                                                              1,834,575
          2,800,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         2,800,000
          3,730,000 Collins & Aikman Products, Inc. 144A sr. notes
                    10 3/4s, 2011                                                                         3,916,500
          3,180,000 Dana Corp. notes 9s, 2011                                                             3,211,800
            490,000 Dana Corp. notes 7s, 2029                                                               372,400
          1,760,000 Dana Corp. notes 6 1/4s, 2004                                                         1,689,600
            940,000 Delco Remy International, Inc. company guaranty
                    11s, 2009                                                                               874,200
            230,000 Delco Remy International, Inc. company guaranty
                    10 5/8s, 2006                                                                           211,600
            470,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                   441,800
          4,620,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                4,666,200
          1,870,000 Dura Operating Corp. 144A sr. notes 8 5/8s, 2012                                      1,935,450
          2,622,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                      445,740
          1,200,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                               252,000
            930,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               195,300
          2,585,000 Federal Mogul Corp. notes 7 3/8s, 2006 (In default) (NON)                               542,850
            840,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              868,274
          1,400,000 Hayes Lemmerz International, Inc. 144A company
                    guaranty 11 7/8s, 2006 (In default) (NON)                                             1,078,000
          1,120,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       1,168,877
          2,520,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       2,603,714
          3,690,000 Lear Corp. Structured Notes 8.46s, 2006
                    (acquired 5/17/01, cost $3,690,000) (RES)                                             3,773,025
            760,000 Tenaga Nasional Berhad company guaranty 11 5/8s, 2009                                   649,800
          1,790,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                              1,879,500
            760,000 Venture Holdings Trust 144A sr. notes Ser. B, 9 1/2s, 2005                              608,000
                                                                                                      -------------
                                                                                                         36,019,205

Basic Materials (9.6%)
-------------------------------------------------------------------------------------------------------------------
          3,830,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                         4,002,350
            205,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                              221,400
          2,180,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          2,185,450
          1,080,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                 1,123,200
          7,268,052 Alabama River Newsprint bank term loan FRN 4.039s,
                    2002 (acquired various dates from 4/14/98 to 4/30/98,
                    cost $6,542,076) (RES)                                                                6,831,969
          2,755,760 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (In default) (NON) (PIK)                                                  909,401
          4,590,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                               4,681,800
          3,500,000 ARCO Chemical Co. debs. 9.8s, 2020                                                    3,132,500
          2,730,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    2,648,100
          1,090,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                      1,111,800
          3,050,000 Better Minerals & Aggregates Co. company guaranty
                    13s, 2009                                                                             3,156,750
          2,350,000 Centaur Mining & Exploration company guaranty
                    11s, 2007 (Australia) (In default) (NON)                                                146,875
          2,325,000 Compass Minerals Group, Inc. 144A sr. sub. notes
                    10s, 2011                                                                             2,464,500
          4,120,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005 (In default) (NON)                                                      1,236,000
            560,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005 (In default) (NON)                                                        168,000
          1,320,000 Doe Run Resources Corp. company guaranty FRN
                    Ser. B, 8.536s, 2003 (In default) (NON)                                                 396,000
          7,240,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                7,095,200
          1,180,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                    1,253,051
          3,590,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              3,688,725
            750,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       810,000
            750,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                722,610
          1,910,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                              1,868,782
            670,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                657,397
          1,050,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                      840,000
          4,825,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         5,452,250
            370,000 Huntsman Corp. bank term loan FRN Ser. C, 5.381s, 2005
                    (acquired various dates from 3/6/02 to 3/22/02,
                    cost $295,100) (RES)                                                                    322,640
            992,986 Huntsman Corp. bank term loan FRN Ser. L, 5.881s,
                    2002 (acquired various dates from 3/1/02 to 3/28/02,
                    cost $730,973) (RES)                                                                    865,884
             66,664 Huntsman Corp. bank term loan FRN Ser. L, 5.881s,
                    2002 (acquired 3/28/02, cost $54,664) (RES)                                              58,164
          6,720,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                         6,216,000
EUR         300,000 Huntsman International, LLC sr. sub. notes Ser. EXCH,
                    10 1/8s, 2009                                                                           257,839
$         2,240,000 Huntsman International, LLC 144A sr. notes 9 7/8s, 2009                               2,296,000
          1,495,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                               1,675,671
          1,990,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                               2,228,104
          6,420,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                               6,805,200
          4,020,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003 (In default) (NON)                                                                 804,000
          5,555,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                              27,775
          3,220,000 LTV Corp. company guaranty 8.2s, 2007 (In default) (NON)                                  4,025
            230,000 Lyondell Chemical Co. company guaranty 9 1/2s, 2008                                     221,950
          1,430,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                      1,401,400
          1,915,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                 1,871,913
          2,370,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                    2,204,100
          1,040,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                 1,076,400
          1,340,000 Norske Skog Canada, Ltd. company guaranty 8 5/8s,
                    2011 (Canada)                                                                         1,360,100
          2,640,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                           2,673,000
            240,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                        244,200
          1,740,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                       1,870,500
          3,070,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                          3,200,475
          1,670,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                1,674,175
            403,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            427,180
          3,250,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    3,428,750
            476,488 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  357,366
          2,090,000 Phelps Dodge Corp. sr. notes 8 3/4s, 2011                                             2,112,299
          1,838,829 Pioneer Companies, Inc. sec. FRN 5.381s, 2006                                         1,360,733
            760,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007
                    (In default) (NON)                                                                      190,000
            830,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s,
                    2008 (In default) (NON)                                                                 207,500
          2,100,000 Potlatch Corp. company guaranty 10s, 2011                                             2,289,000
          1,540,000 Potlatch Corp. debs. 6.95s, 2015                                                      1,277,082
          5,510,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                   5,510,000
          6,310,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         6,562,400
            385,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                           406,175
          5,100,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           3,837,750
          1,950,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                      2,052,375
          5,280,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008
                    (In default) (NON)                                                                       26,400
          2,270,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s,
                    2006 (In default) (NON)                                                               1,997,600
          1,209,078 Stone Container Corp. bank term loan FRN Ser. G, 5 3/8s,
                    2006 (acquired 7/17/00, cost $1,209,078) (RES)                                        1,209,330
            468,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            496,080
          3,510,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                3,773,250
            220,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                           224,400
          1,870,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011
                    (Canada)                                                                              1,902,725
            980,000 Tembec Industries, Inc. company guaranty 7 3/4s, 2012
                    (Canada)                                                                                960,400
            170,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                  144,500
            920,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                           772,800
          3,540,000 United States Steel, LLC 144A company guaranty
                    10 3/4s, 2008                                                                         3,717,000
          2,240,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           1,120,000
            340,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005
                    (In default) (NON)                                                                       85,000
          2,390,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       47,800
          2,040,000 WHX Corp. sr. notes 10 1/2s, 2005                                                     1,530,000
                                                                                                      -------------
                                                                                                        144,189,520

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            570,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                589,950
          2,870,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                          2,941,750
                                                                                                      -------------
                                                                                                          3,531,700

Broadcasting (5.6%)
-------------------------------------------------------------------------------------------------------------------
          4,845,000 Acme Television company guaranty 10 7/8s, 2004                                        4,941,900
          2,720,000 Benedek Communications Corp. sr. disc. notes 13 1/4s,
                    2006 (In default) (NON)                                                               2,720,000
          1,530,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                 1,566,995
          5,140,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                 4,907,364
          1,640,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                 738,000
         12,449,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                  1,633,931
         14,890,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                     15,597,275
          3,350,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             3,400,250
          3,720,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                        3,738,600
            550,000 Emmis Communications Corp. company guaranty Ser. B,
                    8 1/8s, 2009                                                                            561,000
          1,920,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                 1,430,400
          5,329,684 Fox Family Worldwide, Inc. sr. disc. notes 10 1/4s, 2007                              5,716,086
          3,394,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     3,597,640
          2,900,000 Fox/Liberty Networks, LLC sr. disc. notes 9 3/4s, 2007                                3,001,500
          1,590,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,661,550
            520,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                 504,400
          2,517,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                2,315,640
          2,220,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                1,998,000
            290,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    11 7/8s, 2007                                                                           108,025
            920,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               874,000
            550,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               521,125
          1,635,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    1,643,175
            150,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                              82,500
          1,615,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               775,200
          9,068,539 Quorum Broadcast Holdings, LLC notes stepped-coupon zero % (15s, 5/15/06), 2009 (acquired 5/15/01,
                    cost $3,603,533) (RES) (STP)                                                          5,121,639
          1,657,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             314,830
          1,510,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                              1,536,425
          2,840,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                            2,896,800
          1,650,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes 8 3/4s, 2011                       1,699,500
          3,290,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                2,138,500
          6,010,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                   5,949,900
            750,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                          742,500
                                                                                                      -------------
                                                                                                         84,434,650

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,210,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                         1,228,150
          1,450,000 Building Materials Corp. company guaranty 8s, 2008                                    1,232,500
          3,721,000 Dayton Superior Corp. company guaranty 13s, 2009                                      3,753,559
          4,100,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010
                    (In default) (NON)                                                                      861,000
          2,760,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                   1,117,800
          1,150,000 Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                     465,750
                                                                                                      -------------
                                                                                                          8,658,759

Cable Television (3.1%)
-------------------------------------------------------------------------------------------------------------------
          3,769,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                  2,770,215
            720,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s,
                    2009 (In default) (NON)                                                                 536,400
          2,310,000 Adelphia Communications Corp. Structured Notes 10.9s,
                    2006 (issued by STEERS Credit Linked Trust 2001)                                      1,576,575
            234,062 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                     21
          1,520,000 Century Cable Holdings bank term loan FRN 5.03s, 2009
                    (acquired various dates from 5/20/02 to 5/22/02,
                    $1,356,900) (RES)                                                                     1,342,034
          2,442,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                   1,721,610
          1,450,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                   1,015,000
          5,000,000 Charter Communications Holdings, LLC bank term loan
                    FRN Ser. B, 4.69s, 2008 (acquired 3/16/99,
                    cost $5,000,000) (RES)                                                                4,750,000
          8,309,000 Charter Communications Holdings, LLC sr. notes
                    11 1/8s, 2011                                                                         7,685,825
          1,881,000 Charter Communications Holdings, LLC sr. notes
                    10 3/4s, 2009                                                                         1,735,223
          9,790,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. disc. notes stepped-coupon zero %
                    (11 3/4s, 5/15/06), 2011 (STP)                                                        5,335,550
          2,760,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    disc. notes stepped-coupon zero % (13 1/2s, 1/15/06),
                    2011 (STP)                                                                            1,656,000
            340,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 10s, 2009                                                                     305,150
            610,000 Charter Communications Holdings, LLC/Capital Corp.
                    144A sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 1/15/07), 2012 (STP)                                                          305,000
            290,000 CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                       268,354
          1,340,000 Diamond Cable Communications PLC sr. disc. notes
                    zero %, 2005 (United Kingdom) (In default) (NON)                                        375,200
          1,020,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                    550,800
          4,080,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006
                    (In default) (NON)                                                                    1,387,200
          7,800,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s,
                    2010 (In default) (NON)                                                               2,652,000
          2,315,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s,
                    2008 (In default) (NON)                                                                 787,100
          1,220,000 NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)
                    (In default) (NON)                                                                      414,800
          1,000,000 Olympus Cable bank term loan FRN Ser. B, 5s, 2010
                    (acquired 5/20/02, $906,250) (RES)                                                      894,643
          1,840,000 ONO Finance PLC sr. notes 14s, 2011 (United Kingdom)                                    745,200
            420,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                    153,300
            510,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          548,250
          2,995,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                          2,530,775
          6,120,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom)                                                                      2,723,400
            180,000 TeleWest Communications PLC debs. 9 5/8s, 2006
                    (United Kingdom)                                                                         80,100
          1,350,000 TeleWest Communications PLC Structured Notes 10 7/8s,
                    2005 (issued by DLJ International Capital)
                    (United Kingdom)                                                                        627,750
            600,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009
                    (Netherlands)                                                                            63,750
         15,430,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                    1,639,438
                                                                                                      -------------
                                                                                                         47,176,663

Capital Goods (7.0%)
-------------------------------------------------------------------------------------------------------------------
          1,912,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      1,921,560
         17,800,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                            17,978,000
            160,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                            157,600
          2,000,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 3/8s, 2004                                                                          1,990,000
            860,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 8 1/2s, 2008                                                                    860,000
          1,120,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                       1,114,400
          1,710,000 Amkor Technologies, Inc. Structured Note 12.58s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                           1,675,800
          1,400,000 Applied Extrusion Technologies, Inc. company guaranty
                    Ser. B, 10 3/4s, 2011                                                                 1,340,500
            550,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   511,500
          6,600,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    6,138,000
            850,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          820,250
            920,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                  855,600
          4,910,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    4,517,200
          4,423,000 Blount, Inc. company guaranty 13s, 2009                                               3,029,755
          2,755,000 Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                     2,224,663
            160,000 Case Corp. notes 7 1/4s, 2016                                                           120,000
          5,000,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                     4,600,000
          3,270,000 Earle M. Jorgensen Co. 144A sec. notes 9 3/4s, 2012                                   3,302,700
            500,000 Flowserve Corp. bank term loan FRN Ser. C, 4 5/8s,
                    2009 (acquired 4/30/02, cost $500,000) (RES)                                            504,584
          3,051,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        3,447,630
         16,462,890 Grove Investors, LLC notes 14 1/2s, 2010 (PIK)                                           82,314
            770,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                592,900
          2,250,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  810,000
          7,160,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                              930,800
            640,000 Jackson Products, Inc. company guaranty Ser. B,
                    9 1/2s, 2005                                                                            416,000
            200,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 140,000
            820,000 Joy Global, Inc. 144A company guaranty 8 3/4s, 2012                                     832,300
          4,600,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                            4,692,000
          1,160,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                         1,220,900
          1,000,000 L-3 Communications Corp. Structured Notes 8.82s, 2009
                    (Issued by COUNTS Trust, Series 2001-5)                                               1,024,000
            390,000 L-3 Communications Corp. 144A Structured Notes
                    (Issued by Credit and Repackaged Securities
                    8 1/2s, 2006 (Cayman Islands)                                                           427,050
          2,390,000 Laidlaw, Inc. notes 7.65s, 2006 (Canada) (In default) (NON)                           1,475,825
          2,020,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           2,055,350
          4,535,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                4,308,250
          5,220,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                     5,428,800
          1,080,000 Owens-Illinois, Inc. debs. 7 1/2s, 2010                                                 988,200
            200,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                   170,000
            740,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               714,100
          1,040,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              995,800
          1,860,000 Pliant Corp. company guaranty 13s, 2010                                               1,943,700
            800,000 Pliant Corp. 144A sr. sub. notes 13s, 2010                                              836,000
          3,220,000 Roller Bearing Company of America company guaranty
                    Ser. B, 9 5/8s, 2007                                                                  3,091,200
          4,840,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               5,082,000
            840,000 Terex Corp. company guaranty 8 7/8s, 2008                                               865,200
            870,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      952,650
          1,822,187 Transportation Tech. bank term loan FRN 6.139s, 2007
                    (acquired 2/29/00, cost $1,822,187) (RES)                                             1,639,968
          1,570,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                         1,597,475
          5,380,000 Waste Management, Inc. sr. notes 6 1/2s, 2008                                         5,363,725
                                                                                                      -------------
                                                                                                        105,786,249

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
          5,160,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                5,353,500

Communication Services (7.4%)
-------------------------------------------------------------------------------------------------------------------
          5,070,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                        50,700
            250,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          158,750
          2,840,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                 2,385,600
          1,260,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                 1,052,100
             80,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                    36,800
            475,509 American Cellular Corp. bank term loan FRN 5.27s, 2009
                    (acquired 2/29/00, cost $475,509) (RES)                                                 391,582
            411,864 American Cellular Corp. bank term loan FRN 5.02s, 2008
                    (acquired 2/29/00, cost $411,864) (RES)                                                 339,170
          4,900,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                 1,960,000
          5,285,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           3,633,438
          3,010,000 American Tower, Inc. Structured Notes 12.58s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                           2,341,780
            520,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008
                    (In default) (NON)                                                                        2,600
            280,000 Arch Communications, Inc. sr. notes 13s, 2007 (In default) (NON)                          1,400
          2,330,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                      535,900
          3,745,000 Birch Telecommunications, Inc. sr. notes 14s, 2008
                    (In default) (NON)                                                                       74,900
            316,000 Call-Net Enterprises, Inc. company guaranty
                    10 5/8s, 2008 (Canada)                                                                  176,960
          2,861,215 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                           57,224
            650,000 Colt Telecommunications Group PLC sr. disc. notes 12s,
                    2006 (United Kingdom)                                                                   377,000
          1,800,000 Crown Castle International Corp. sr. disc. notes stepped-
                    coupon zero % (10 3/8s, 5/15/04), 2011 (STP)                                          1,035,000
          2,040,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              1,774,800
          4,160,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                               3,328,000
         13,680,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04), 2009
                    (Denmark) (STP)                                                                         136,800
          1,500,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,365,000
          2,580,000 Econophone, Inc. company guaranty 13 1/2s, 2007
                    (In default) (NON)                                                                        2,580
          5,705,000 Equinix, Inc. sr. notes 13s, 2007                                                       855,750
          2,770,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       6,925
         12,275,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (In default) (NON) (STP)                                  1,258,188
          2,030,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)
                    (In default) (NON)                                                                      284,200
          1,000,000 Global Crossing, Inc. Structured Notes 9.843s, 2005 (issued by
                    STEERS Credit Linked Trust 2000)                                                         20,000
            570,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s,
                    2008 (Bermuda) (In default) (NON)                                                        10,688
          1,370,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda) (In default) (NON)                                                        25,688
          6,520,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda) (In default) (NON)                                                       122,250
          3,465,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 606,375
          8,400,000 Horizon PCS, Inc. company guaranty stepped-coupon
                    zero % (14s, 10/1/05), 2010 (STP)                                                     2,226,000
            550,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                          324,500
            650,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes
                    Ser. B, zero %, 2003 (In default) (NON)                                                   1,625
          5,480,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007 (In default) (NON)                                                             13,700
          4,430,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            2,215,000
          3,430,000 IWO Holdings, Inc. company guaranty 14s, 2011                                         2,675,400
          4,515,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         1,580,250
          2,311,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 12/1/03), 2008 (STP)                                                   670,190
            420,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     336,000
         11,130,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    13s, 2007 (In default) (NON)                                                            556,500
          2,800,000 MCI WorldCom, Inc. notes 7 3/4s, 2007                                                 1,470,000
          2,350,000 MCI WorldCom, Inc. sr. notes 6.4s, 2005                                               1,363,000
          1,020,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                              10,200
            540,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                           1,350
          1,110,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                           11,100
          1,020,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009
                    (In default) (NON)                                                                       30,600
          3,830,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s,
                    2008 (In default) (NON)                                                                 114,900
          3,980,000 Microcell Telecommunications sr. disc. notes Ser. B,
                    14s, 2006 (Canada)                                                                      557,200
          2,113,000 Millicom International Cellular SA sr. disc. notes
                    13 1/2s, 2006 (Luxembourg)                                                            1,183,280
          3,040,000 Nextel Communications, Inc. sr. disc. notes 9 3/4s, 2007                              1,976,000
          4,810,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       3,535,350
          8,140,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    5,168,900
          9,390,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    6,197,400
            227,000 Nextel International, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 4/15/03), 2008 (STP)                                                    13,620
          2,990,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,853,800
            340,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               210,800
          1,950,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                    1,326,000
          1,145,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008
                    (In default) (NON)                                                                      166,025
          5,180,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005
                    (In default) (NON)                                                                      569,800
          3,210,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                            3,220,474
          5,210,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                          5,392,350
          3,780,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                             378,000
          5,110,000 Qwest Capital Funding, Inc. company guaranty 7 3/4s, 2006                             4,215,750
          1,500,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                             1,132,500
          4,520,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                 3,367,400
          4,970,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/2s, 2008                                                                          3,976,000
          1,010,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010
                    (In default) (NON)                                                                       60,600
          1,190,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (United Kingdom) (In default) (NON)                                                      41,650
            580,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008 (United Kingdom) (In default) (NON)                                        20,300
          1,821,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                        63,735
          1,162,956 Rural Cellular Corp. bank term loan FRN 5.09s, 2008
                    (acquired 4/23/01, cost $1,132,719) (RES)                                             1,076,381
          2,027,315 Rural Cellular Corp. bank term loan FRN Ser. C, 5.34s,
                    2009 (acquired 4/23/01, cost $1,974,604) (RES)                                        1,876,393
            750,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                510,000
          4,050,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                      2,814,750
          4,770,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                 1,383,300
          7,400,000 Startec Global Communications Corp. sr. notes 12s,
                    2008 (In default) (NON)                                                                 148,000
          1,245,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                     174,300
          2,473,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     2,670,840
            565,000 Telecorp PCS, Inc. company guaranty stepped-coupon
                    zero % (11 5/8s, 4/15/04), 2009 (STP)                                                   495,788
          4,680,000 Telehub Communications Corp. company guaranty
                    stepped-coupon 13 7/8s, 2005 (In default) (NON)                                               5
          2,490,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                      1,319,700
          3,927,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                       4,211,708
            240,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                          212,400
          3,390,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                        2,949,300
            540,000 Triton PCS, Inc. company guaranty zero %, 2008                                          456,300
          1,590,000 TSI Telecommunication Services, Inc. 144A sr. sub. notes
                    12 3/4s, 2009                                                                         1,550,250
          7,630,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                     1,907,500
          3,930,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                 2,318,700
          1,310,000 USA Mobile Communications, Inc. sr. notes 14s, 2004
                    (In default) (NON)                                                                      117,900
            900,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004
                    (In default) (NON)                                                                       81,000
          1,500,000 Versatel Telecom NV Structured Notes 15.065s, 2005
                    (issued by CRAVE Trust 2000) (Netherlands)                                              285,000
            670,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                      717,376
          2,900,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             7,250
          1,000,000 Western Wireless Corp. bank term loan FRN 4.81s, 2008
                    (acquired 4/24/00, cost $1,000,000) (RES)                                               825,714
          1,710,000 Williams Communications Group, Inc. sr. notes 11 7/8s,
                    2010 (In default) (NON)                                                                 153,900
            750,000 Williams Communications Group, Inc. sr. notes 10.7s,
                    2007 (In default) (NON)                                                                  71,250
         13,329,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                  1,333
          6,376,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                          638
            700,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                           70
          4,085,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008
                    (In default) (NON)                                                                      142,975
            830,000 WorldCom, Inc.-WorldCom Group notes 8 1/4s, 2010                                        415,000
            480,000 WorldCom, Inc.-WorldCom Group notes 7 1/2s, 2011                                        235,200
                                                                                                      -------------
                                                                                                        111,765,618

Conglomerates (0.5%)
-------------------------------------------------------------------------------------------------------------------
          8,700,000 Tyco International Group SA company guaranty 6 3/8s,
                    2006 (Luxembourg)                                                                     7,917,000

Consumer (0.9%)
-------------------------------------------------------------------------------------------------------------------
          5,335,392 Derby Cycle Corp. (The) sr. notes 10s, 2008
                    (In default) (NON)                                                                      106,708
EUR       2,899,212 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008
                    (In default) (NON)                                                                       27,696
$         2,260,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                               2,237,400
          4,640,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            5,243,200
          7,045,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          5,953,025
                                                                                                      -------------
                                                                                                         13,568,029

Consumer Goods (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,810,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                1,900,500
          1,650,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                         1,567,500
            160,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 146,400
          2,600,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                  2,782,000
          1,030,000 Revlon Consumer Products sr. notes 9s, 2006                                             733,875
          1,150,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         819,375
          1,940,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    892,400
                                                                                                      -------------
                                                                                                          8,842,050

Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,900,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                          2,494,000
          1,390,000 United Rentals (North America), Inc. company guaranty
                    Ser. B, 10 3/4s, 2008                                                                 1,529,000
                                                                                                      -------------
                                                                                                          4,023,000

Energy (5.4%)
-------------------------------------------------------------------------------------------------------------------
          4,460,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             4,582,650
          2,810,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                       2,894,300
          1,660,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                 1,668,300
          4,900,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                 4,912,250
          1,290,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                               1,357,725
          1,480,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                 1,557,700
            370,000 Denbury Resources, Inc. company guaranty Ser. B, 9s, 2008                               366,300
          2,440,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                           2,537,600
            770,000 Dresser, Inc. 144A sr. sub. notes 9 3/8s, 2011                                          800,800
          1,540,000 El Paso Energy Partners L.P. company guaranty Ser. B,
                    8 1/2s, 2011                                                                          1,555,400
          1,370,000 Forest Oil Corp. sr. notes 8s, 2011                                                   1,383,700
          1,600,000 Forest Oil Corp. sr. notes 8s, 2008                                                   1,620,000
          1,580,000 Forest Oil Corp. 144A sr. notes 7 3/4s, 2014                                          1,532,600
          1,630,000 Key Energy Services, Inc. company guaranty Ser. C,
                    8 3/8s, 2008                                                                          1,678,900
          3,140,000 Leviathan Gas Corp. company guaranty Ser. B,
                    10 3/8s, 2009                                                                         3,336,250
          1,120,000 Magnum Hunter Resources, Inc. 144A sr. notes 9.6s, 2012                               1,178,800
          3,120,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       3,112,200
          3,685,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                              3,889,849
          1,540,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                           1,578,500
          2,220,000 Parker Drilling Co. company guaranty Ser. AI, 10 1/8s, 2009                           2,286,600
            530,000 Parker Drilling Co. 144A company guaranty 10 1/8s, 2009                                 551,200
          1,175,000 Petronas Capital, Ltd. 144A company guaranty 7s,
                    2012 (Malaysia)                                                                       1,201,438
          3,860,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          4,294,250
            430,000 Pioneer Natural Resources Co. company guaranty
                    7 1/2s, 2012                                                                            432,150
            650,000 Pioneer Natural Resources Co. company guaranty
                    6 1/2s, 2008                                                                            617,500
          1,525,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                1,574,563
             90,000 Port Arthur Finance Corp. company guaranty
                    12 1/2s, 2009                                                                           102,600
            270,000 Pride International, Inc. sr. notes 10s, 2009                                           292,950
          3,440,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 3,594,800
          1,475,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005                              855,500
          1,725,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          1,807,110
            780,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        806,325
          2,390,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                        2,413,900
            780,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                           791,700
          2,050,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                          2,029,500
          1,400,000 Trico Marine Services, Inc. company guaranty Ser. G,
                    8 1/2s, 2005                                                                          1,447,250
          2,370,000 Trico Marine Services, Inc. 144A sr. notes 8 7/8s, 2012                               2,387,775
          4,600,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                   4,565,500
          1,290,000 Vintage Petroleum, Inc. 144A sr. notes 8 1/4s, 2012                                   1,264,200
          1,460,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                1,496,500
          3,475,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004
                    (In default) (NON)                                                                    1,042,500
          1,660,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                               1,684,900
          1,400,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                             1,470,000
                                                                                                      -------------
                                                                                                         80,554,535

Entertainment (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,555,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                   1,570,550
          2,713,446 Carmike Cinemas, Inc. bank term loan FRN Ser. B,
                    6.69s, 2005 (acquired various dates from
                    8/7/00 to 3/6/02, cost $2,094,834) (RES)                                              2,681,788
          3,810,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                3,810,000
          7,695,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            8,002,800
          3,010,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                  3,152,975
          1,600,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                        160
            920,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  952,200
          3,220,000 Six Flags, Inc. 144A sr. notes 8 7/8s, 2010                                           3,252,200
                                                                                                      -------------
                                                                                                         23,422,673

Financial (3.5%)
-------------------------------------------------------------------------------------------------------------------
          6,110,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                               3,727,100
          1,029,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004
                    (In default) (NON)                                                                      221,235
          3,250,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005
                    (In default) (NON)                                                                      698,750
          1,650,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                1,658,250
          1,620,000 CIT Group, Inc. sr. notes 7 3/4s, 2012                                                1,655,771
          3,025,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                 2,715,752
            290,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON) (DEF)                              238,888
            390,000 Comdisco, Inc. notes 6 3/8s, 2001 (In default) (NON) (DEF)                              314,438
          1,180,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON) (DEF)                               944,000
          1,880,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      479,400
          1,880,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                  479,400
            820,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009                                       434,600
            820,000 Conseco, Inc. 144A company guaranty 8 3/4s, 2006                                        451,000
          4,630,000 Crescent Real Estate Equities LP 144A sr. notes
                    9 1/4s, 2009                                                                          4,771,338
          9,889,000 Finova Group, Inc. notes 7 1/2s, 2009                                                 3,461,150
          4,730,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                4,985,184
          1,364,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                   190,960
          1,720,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                          1,771,600
          2,320,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008
                    (In default) (NON)                                                                      661,200
            715,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                  682,811
            690,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    558,900
          2,080,000 Ocwen Federal Bank sub. debs. 12s, 2005                                               2,080,000
             50,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                                49,750
            685,000 Peoples Heritage Capital Trust company guaranty
                    Ser. B, 9.06s, 2027                                                                     698,248
          2,950,000 Provident Capital Trust company guaranty 8.6s, 2026                                   2,607,800
          5,155,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       5,283,875
          3,050,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,385,500
          3,270,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                   3,343,873
          1,610,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                        1,601,435
          2,310,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                        2,333,100
                                                                                                      -------------
                                                                                                         52,485,308

Food (1.5%)
-------------------------------------------------------------------------------------------------------------------
          5,130,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004
                    (In default) (NON)                                                                    2,565,000
          3,780,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                2,494,800
          1,670,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                           1,102,200
            970,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                 1,018,500
          1,490,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                        1,251,600
          3,365,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                              2,599,463
          2,860,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                      3,124,550
          3,730,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  2,238,000
         10,250,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                3,587,500
            700,000 Suiza Foods Corp. bank term loan FRN Ser. B, 4.55s, 2008
                    (acquired 4/26/02, cost $704,813) (RES)                                                 702,625
          5,835,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B,
                    10 1/4s, 2009 (In default) (NON)                                                      1,254,525
                                                                                                      -------------
                                                                                                         21,938,763

Gaming & Lottery (6.5%)
-------------------------------------------------------------------------------------------------------------------
          2,110,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                          68,575
          1,200,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                1,323,000
          2,940,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                      3,234,000
            420,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               443,100
          2,990,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                 3,348,800
          2,870,000 Boyd Gaming Corp. 144A sr. sub. notes 8 3/4s, 2012                                    2,963,275
          3,452,086 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                      1,208,230
          2,790,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                  2,971,350
          4,303,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 4,754,815
          4,030,000 Horseshoe Gaming Holdings company guaranty
                    8 5/8s, 2009                                                                          4,191,200
          4,330,000 International Game Technology sr. notes 8 3/8s, 2009                                  4,578,975
          5,030,000 Majestic Investor Holdings/Majestic Investor Capital Corp.
                    144A company guaranty 11.653s, 2007                                                   4,866,525
            350,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                            379,750
            990,000 Mandalay Resort Group sr. sub. notes 9 3/8s, 2010                                     1,059,300
          4,510,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            4,904,625
            330,000 MGM Mirage, Inc. coll. sr. notes 6 7/8s, 2008                                           326,297
          5,160,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        5,506,081
          2,590,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                        2,674,175
          1,370,000 Mirage Resorts, Inc. notes 6 3/4s, 2008                                               1,346,806
          1,120,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                1,145,200
          3,650,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                           3,782,313
          1,840,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                           1,886,000
          4,260,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                 4,192,545
          3,325,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            3,445,531
            580,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                           626,400
          3,530,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                3,494,700
          6,550,000 Pennisula Gaming LLC company guaranty 12 1/4s, 2006                                   6,550,000
          1,630,000 Resorts International Hotel and Casino, Inc. 144A
                    1st mtge. 11 1/2s, 2009                                                               1,540,350
          1,870,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          1,926,100
          2,480,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          2,560,600
            750,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                       804,375
            900,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  924,750
            820,000 Sun International Hotels, Ltd. 144A sr. sub. notes 8 7/8s,
                    2011 (Bahamas)                                                                          847,675
          2,010,000 Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                     1,507,500
          1,677,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                               1,450,605
          5,790,000 Venetian Casino Resort, LLC 144A 2nd mtge. 11s, 2010                                  6,007,125
          3,560,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  3,778,050
          1,440,000 Wheeling Island Gaming, Inc. 144A sr. notes 10 1/8s, 2009                             1,508,400
                                                                                                      -------------
                                                                                                         98,127,098

Health Care (6.1%)
-------------------------------------------------------------------------------------------------------------------
          3,650,000 ALARIS Medical Systems, Inc. sec. notes Ser. B,
                    11 5/8s, 2006                                                                         4,106,250
          1,155,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                          1,155,000
          1,290,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                         1,070,700
          6,231,500 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                 6,465,181
             69,300 Alderwoods Group, Inc. company guaranty 11s, 2007                                        70,166
          1,940,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                   2,087,925
          2,470,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                        2,581,150
          1,825,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       2,039,438
          3,500,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                    3,504,986
            166,200 Genesis Health Ventures, Inc. sec. notes FRN 7.59s, 2007                                164,538
            140,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                              144,375
          2,280,000 Hanger Orthopedic Group, Inc. 144A sr. notes 10 3/8s, 2009                            2,428,200
          3,500,000 HCA, Inc. debs. 7.19s, 2015                                                           3,572,765
          2,760,000 HCA, Inc. med. term notes 6.63s, 2045                                                 2,765,216
          2,210,000 HCA, Inc. notes 8 3/4s, 2010                                                          2,478,489
          2,040,000 HCA, Inc. notes 8.36s, 2024                                                           2,154,648
            190,000 HCA, Inc. notes 7s, 2007                                                                195,157
          1,370,000 HCA, Inc. sr. notes 7 7/8s, 2011                                                      1,464,160
          4,330,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        4,806,300
          1,960,000 Insight Health Services Corp. company guaranty
                    Ser. B, 9 7/8s, 2011                                                                  2,018,800
          3,620,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          3,701,450
          6,790,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                5,228,300
            612,806 Mariner Health Care, Inc. company guaranty FRN
                    4.915s, 2009                                                                            600,550
            980,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, 10 1/2s, 2007 (In default) (NON)                                   7,350
          6,080,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                60,800
          7,800,000 Mediq, Inc. debs. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                               780
         15,935,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                      1,594
          2,360,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                  2,489,800
          5,380,000 PacifiCare Health Systems, Inc. 144A sr. notes 10 3/4s, 2009                          5,460,700
          2,590,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                              2,680,650
          1,150,000 Service Corp. International debs. 7 7/8s, 2013                                        1,035,000
            620,000 Service Corp. International notes 7.7s, 2009                                            575,050
          5,580,000 Service Corp. International notes 6s, 2005                                            5,175,450
          3,230,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                         3,569,150
          2,940,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           3,278,100
            994,545 Triad Hospitals, Inc. bank term loan Ser. B, 4.84s, 2008
                    (acquired 4/23/01, cost $1,004,491) (RES)                                             1,004,242
          5,730,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                           6,102,450
          2,470,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                           2,605,850
          2,920,000 Ventas Realty LP/Capital Corp. 144A sr. notes 9s, 2012                                3,022,200
                                                                                                      -------------
                                                                                                         91,872,910

Homebuilding (2.1%)
-------------------------------------------------------------------------------------------------------------------
          2,590,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                  2,680,650
          1,410,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           1,434,675
          1,790,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                              1,754,200
            940,000 D.R. Horton, Inc. 144A sr. notes 8 1/2s, 2012                                           942,350
          3,670,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                            3,862,675
          2,030,000 K. Hovnanian Enterprises, Inc. company guaranty
                    10 1/2s, 2007                                                                         2,222,850
            380,000 K. Hovnanian Enterprises, Inc. 144A sr. notes 8s, 2012                                  372,400
            160,000 K. Hovnanian Enterprises, Inc. 144A sr. sub. notes
                    8 7/8s, 2012                                                                            158,400
          4,180,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   4,368,100
            810,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       907,200
          2,640,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   2,719,200
            390,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            397,800
          3,870,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             4,218,300
            150,000 Schuler Homes, Inc. company guaranty 9s, 2008                                           153,750
            980,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         1,038,800
            280,000 Standard Pacific Corp. sr. notes 8 1/2s, 2009                                           284,900
            920,000 Toll Corp. company guaranty 8 1/8s, 2009                                                910,800
          1,840,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                1,876,800
          1,940,000 WCI Communities, Inc. 144A sr. sub. notes 9 1/8s, 2012                                1,988,500
                                                                                                      -------------
                                                                                                         32,292,350

Household Furniture and Appliances (0.6%)
-------------------------------------------------------------------------------------------------------------------
         10,856,678 Sealy Mattress Co. 144A sr. notes zero %, 2008                                        8,685,342

Lodging/Tourism (2.7%)
-------------------------------------------------------------------------------------------------------------------
          4,940,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   5,137,600
          1,600,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   1,664,000
            849,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                     851,123
          2,290,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            2,224,163
          3,645,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                    3,645,000
          1,710,000 Host Marriott L.P. company guaranty Ser. G, 9 1/4s, 2007                              1,761,300
          7,300,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                     7,263,500
          3,585,000 ITT Corp. notes 6 3/4s, 2005                                                          3,594,536
          4,520,000 John Q. Hamons Hotels 144A 1st mtge. 8 7/8s, 2012                                     4,565,200
          1,520,000 Lodgian Financing Corp. company guaranty 12 1/4s,
                    2009 (In default) (NON)                                                                 794,200
          1,370,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011                              1,383,700
            650,000 Meristar Hospitality Corp. company guaranty 9s, 2008                                    656,500
          1,300,000 MeriStar Hospitality Operating Partnership/MeriStar
                    Hospitality Finance Corp. 144A sr. notes
                    10 1/2s, 2009 (R)                                                                     1,368,250
          1,720,000 Mikohn Gaming Corp. company guaranty Ser. B,
                    11 7/8s, 2008                                                                         1,668,400
          2,190,000 RFS Partnership LP 144A sr. notes 9 3/4s, 2012                                        2,288,550
          1,270,000 Starwood Hotels & Resorts Worldwide, Inc. 144A
                    notes 7 7/8s, 2012                                                                    1,290,497
                                                                                                      -------------
                                                                                                         40,156,519

Media (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,493,750 Adams Outdoor Advertising Ser. B, 5.475s, 2008
                    (acquired 8/1/01, $2,493,750) (RES)                                                   2,515,570
          6,648,000 Affinity Group Holdings sr. notes 11s, 2007                                           6,515,040
                                                                                                      -------------
                                                                                                          9,030,610

Publishing (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,700,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                             2,679,750
          1,830,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                          1,889,475
          5,131,262 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010
                    (Canada) (PIK)                                                                        4,951,668
          2,320,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                  1,252,800
          1,310,000 Mail-Well I Corp. 144A company guaranty 9 5/8s, 2012                                  1,323,100
          4,700,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          3,619,000
          2,440,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                          1,781,200
          3,360,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  2,620,800
          1,550,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                 961,000
          1,880,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                 1,927,000
          4,873,166 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                             4,142,191
                                                                                                      -------------
                                                                                                         27,147,984

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
            790,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   852,213
          2,310,000 Sbarro, Inc. company guaranty 11s, 2009                                               2,367,750
          2,480,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                2,628,800
          3,600,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 3,636,000
          1,240,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                 1,264,800
                                                                                                      -------------
                                                                                                         10,749,563

Retail (2.1%)
-------------------------------------------------------------------------------------------------------------------
          2,170,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             1,996,400
          3,950,000 Autonation, Inc. company guaranty 9s, 2008                                            4,157,375
          2,780,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                2,939,850
             90,000 Fleming Companies, Inc. company guaranty Ser. D,
                    10 5/8s, 2007                                                                            93,150
          2,410,000 Fleming Companies, Inc. 144A sr. sub. notes 9 7/8s, 2012                              2,434,100
          1,200,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                   1,164,000
            170,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                     11,900
            630,000 JC Penney Company, Inc. debs. 7.95s, 2017                                               570,150
          2,150,000 JC Penney Company, Inc. debs. 7.4s, 2037                                              2,120,438
            690,000 JC Penney Company, Inc. notes 7.6s, 2007                                                683,100
            690,000 JC Penney Company, Inc. notes 7 3/8s, 2008                                              679,650
          2,000,000 K mart Corp. med. term notes 9s, 2020 (In default) (NON)                                920,000
            400,000 K mart Corp. med. term notes 8.19s, 2003 (In default) (NON)                             184,000
          1,400,000 K mart Corp. pass-through certificates Ser. 95K4, 9.35s,
                    2020 (In default) (NON)                                                                 714,000
            265,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              265,000
          1,710,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                        1,701,450
          1,920,000 Rite Aid Corp. notes 7 1/8s, 2007                                                     1,324,800
          6,620,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              6,586,900
          2,500,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                            2,325,000
          1,070,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                1,072,675
                                                                                                      -------------
                                                                                                         31,943,938

Technology (2.9%)
-------------------------------------------------------------------------------------------------------------------
            560,000 Fairchild Semiconductor International, Inc. company
                    guaranty 10 3/8s, 2007                                                                  597,800
          2,100,000 Fairchild Semiconductor International, Inc. sr. sub. notes
                    10 1/8s, 2007                                                                         2,207,625
          7,270,000 Intira Corp. bonds stepped-coupon zero % (13s, 2/1/05), 2010
                    (acquired 1/31/00, cost $3,874,256) (In default) (NON) (RES) (STP)                          727
          4,170,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                     4,295,100
            745,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              748,725
            175,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         177,625
            310,000 Lucent Technologies, Inc. debs. 6 1/2s, 2028                                            196,850
          7,250,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                           4,603,750
         12,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                           11,400,000
          2,350,000 ON Semiconductor Corp. 144A company guaranty
                    12s, 2008                                                                             2,256,000
          1,900,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                19,000
          1,338,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                             1,097,160
          2,610,000 Seagate Technology Hdd Holdings 144A sr. notes 8s, 2009                               2,649,150
          2,125,000 Sequa Corp. sr. notes 9s, 2009                                                        2,119,688
          3,730,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                            3,692,700
          2,380,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                            499,800
          1,283,746 Telex Communications Group, Inc. sr. sub. notes zero %,
                    2006 (In default) (NON)                                                                 706,060
            170,000 Xerox Corp. notes 5 1/2s, 2003                                                          156,825
            850,000 Xerox Corp. notes Ser. D, 6 1/4s, 2026                                                  782,000
          5,110,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                               4,726,750
            170,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                 156,400
                                                                                                      -------------
                                                                                                         43,089,735

Textiles (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,600,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008
                    (In default) (NON)                                                                      416,000
          2,825,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                          141,250
            775,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          147,250
          2,950,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            3,053,250
          1,820,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                             1,883,700
          2,390,000 The William Carter Holdings Co. company guaranty
                    Ser. B, 10 7/8s, 2011                                                                 2,605,100
            170,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                           95,200
          5,690,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        3,584,700
                                                                                                      -------------
                                                                                                         11,926,450

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          3,445,000 North Atlantic Trading Co. company guaranty
                    Ser. B, 11s, 2004                                                                     3,410,550

Transportation (2.6%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                       192,000
          3,225,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    2,473,610
          1,820,000 American Airlines, Inc. bonds Ser. 01-2, Class B, 8.608s, 2011                        1,918,753
            890,000 American Airlines, Inc. 144A pass-through certificates
                    Ser. 01-2, Class A-2, 7.858s, 2011                                                      944,966
            111,840 Aran Shipping & Trading SA notes 8.3s, 2004 (Greece)                                     55,920
          4,360,000 Calair, LLC/Calair Capital Corp. company guaranty
                    8 1/8s, 2008                                                                          3,684,200
          1,430,000 Continental Airlines, Inc. pass-through certificates Ser. D,
                    7.568s, 2006                                                                          1,244,100
          1,720,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1,
                    Class C, 7.779s, 2005                                                                 1,744,854
          1,150,000 Delta Air Lines, Inc. pass-through certificates Ser. C,
                    7.779s, 2012                                                                          1,163,082
          3,350,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                          3,618,000
          2,090,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                        303,050
          2,536,184 Motor Coach Industries bank term loan FRN Ser. B, 5.901s,
                    2006 (acquired various dates from 6/13/01 to 9/6/01,
                    cost $2,065,179) (RES)                                                                2,282,566
          1,840,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                          1,932,000
          2,990,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               2,915,250
            470,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                   446,500
          2,640,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                2,481,600
          4,090,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                       3,905,950
          4,250,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                             4,675,000
            780,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                  600,600
            900,000 Travel Centers of America, Inc. company guaranty
                    12 3/4s, 2009                                                                           990,000
            450,000 United AirLines, Inc. debs. 9 1/8s, 2012                                                315,000
          2,540,000 US Air, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                         1,625,600
                                                                                                      -------------
                                                                                                         39,512,601

Utilities & Power (4.6%)
-------------------------------------------------------------------------------------------------------------------
          1,360,000 AES Corp. (The) notes 8 3/4s, 2008                                                    1,033,600
          5,910,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                4,580,250
            480,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                  355,200
          8,310,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                 6,876,525
          1,840,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 1,619,200
            540,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    432,000
            470,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    376,000
          4,695,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  3,756,000
          1,133,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    929,060
          5,430,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                 5,294,250
          1,400,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                               1,344,000
          1,720,000 Edison Mission Energy sr. notes 10s, 2008                                             1,745,800
          4,203,000 Midland Funding II debs. Ser. B, 13 1/4s, 2006                                        4,623,300
          2,655,000 Midland Funding II debs. Ser. A, 11 3/4s, 2005                                        2,840,850
          4,690,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                   4,877,600
          2,020,000 Mission Resources Corp. company guaranty Ser. C,
                    10 7/8s, 2007                                                                         1,828,100
                231 Northeast Utilities notes Ser. A, 8.58s, 2006                                               249
          1,700,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005
                    (In default) (NON)                                                                    1,700,000
          3,970,000 Southern California Edison Co. notes 8.95s, 2003                                      3,999,775
            445,000 Southern California Edison Co. notes 6 3/8s, 2006                                       422,750
          3,560,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                 2,919,200
          2,869,260 TNP Enterprises, Inc. bank term loan FRN 4.59s, 2005
                    (acquired 4/4/00, cost $2,869,260) (RES)                                              2,867,467
          3,050,000 Western Resources, Inc. 144A 1st mtge. 7 7/8s, 2007                                   3,039,595
          2,500,000 Western Resources, Inc. 144A sr. notes 9 3/4s, 2007                                   2,470,226
          9,489,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands) (In default) (NON)                                                   8,729,880
                                                                                                     --------------
                                                                                                         68,660,877
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $1,578,842,330)                            $1,281,653,909

PREFERRED STOCKS (4.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            185,413 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                            $        1,854
            125,665 Avecia Group PLC $4.00 pfd. (acquired various dates from 6/24/99 to 2/6/02, cost $3,023,277)
                    (United Kingdom) (RES) (PIK)                                                          3,141,625
            130,517 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        5,481,714
            251,025 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  6,652,163
            113,234 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   6,454,338
             13,020 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               358,050
          1,110,000 CSBI Capital Trust I 144A company guaranty
                    Ser. A, 11.75% pfd.                                                                   1,243,200
            154,967 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                   13,947,030
             12,653 Decrane Aircraft Holdings Co. $16.00 pfd. (PIK)                                       1,265,319
              5,111 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                           58,777
            232,990 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                2,330
            538,000 Diva Systems Corp. 144A Ser. D, zero % pfd.                                               5,380
            109,200 Doane Pet Care Co. $7.125 pfd.                                                        3,822,000
              4,679 Dobson Communications Corp. 12.25% pfd. (PIK)                                         3,742,983
              3,050 First Republic Capital Corp. 144A 10.50% pfd.                                         3,034,750
              2,159 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                     1,489,710
                527 Leiner Health Products Ser. C, zero % pfd.                                                    1
                764 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                              305,600
              6,358 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                2,034,560
             27,783 North Atlantic Trading Co. zero % pfd. (PIK)                                            472,311
                773 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    6,879,700
                  2 Pegasus Satellite Ser. B, $12.75 cum. pfd. (PIK)                                            800
              3,700 PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                  148,000
              5,601 Rural Cellular Corp. 12.25% pfd. (PIK)                                                1,400,140
                                                                                                     --------------
                    Total Preferred Stocks (cost $87,870,249)                                        $   61,942,335

FOREIGN GOVERNMENT BONDS AND NOTES (2.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           888,266 Argentina (Republic of) bonds Ser. 2018, 2.89s,
                    2018 (In default) (NON)                                                          $      177,653
          1,880,000 Brazil (Federal Republic of) bonds 10 1/8s, 2027                                      1,300,020
          2,050,000 Brazil (Federal Republic of) notes 14 1/2s, 2009                                      2,042,825
          1,775,000 Brazil (Federal Republic of) notes 11s, 2012                                          1,442,188
          1,520,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                   1,111,880
          4,153,000 Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                        4,080,323
          1,190,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,178,100
EUR         320,000 Colombia (Republic of) notes Ser. EMTN, 11 1/2s, 2011                                   297,300
$           320,000 Colombia (Republic of) unsub. bonds Ser. 15A,
                    11 3/8s, 2008                                                                           298,645
            460,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                        346,150
          1,035,000 Ecuador (Republic of) bonds stepped-coupon Ser.
                    REGS, 5s (6s, 8/15/02), 2030 (STP)                                                      530,438
            240,000 Malaysia (Government of) bonds 7 1/2s, 2011                                             253,680
            316,800 Peru (Republic of) bonds Ser. PDI, 4s, 2017                                             245,140
          1,345,000 Russia (Federation of) bonds 12 3/4s, 2028                                            1,657,713
          2,565,000 Russia (Federation of) unsub. 10s, 2007                                               2,757,375
          2,750,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            2,722,500
         12,445,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         8,916,843
            970,000 South Africa (Republic of) notes 7 3/8s, 2012                                           974,850
            510,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                522,750
            355,000 Turkey (Republic of) notes 11 1/2s, 2012                                                362,455
          3,315,000 United Mexican States bonds 11 3/8s, 2016                                             4,210,050
          1,935,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      1,928,228
            535,000 United Mexican States notes 8 1/8s, 2019                                                534,465
          3,710,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      4,266,500
            460,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              315,100
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes
                    (cost $38,977,180)                                                               $   42,473,171

COMMON STOCKS (2.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Basic Materials (1.0%)
-------------------------------------------------------------------------------------------------------------------
            356,733 Pioneer Cos., Inc. (NON)                                                         $      713,466
              7,072 PSF Holdings LLC Class A (AFF)                                                       14,850,906
                                                                                                     --------------
                                                                                                         15,564,372

Broadcasting (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,036,363 Capstar Broadcasting 144A (NON)                                                       2,072,726
                798 Quorum Broadcast Holdings, Inc. Class E
                    (acquired 5/15/01, cost $796,385) (RES)                                                 612,127
              1,199 RCN Corp. (NON)                                                                           2,026
                                                                                                      -------------
                                                                                                          2,686,879

Communication Services (--%)
-------------------------------------------------------------------------------------------------------------------
            389,412 Arch Wireless, Inc. (NON)                                                                   467
             15,206 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                        11,252
             72,356 Covad Communications Group, Inc. 144A (NON)                                              87,913
              4,263 RSL Communications, Ltd. Class A (NON)                                                       22
             18,495 Vast Solutions, Inc. Class B1 (NON)                                                      55,485
             18,495 Vast Solutions, Inc. Class B2 (NON)                                                      55,485
             18,495 Vast Solutions, Inc. Class B3 (NON)                                                      55,485
                                                                                                      -------------
                                                                                                            266,109

Consumer Cyclicals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            530,000 Loewen Group International, Inc. (NON)                                                       53
            458,377 Safety Components International, Inc. (NON) (AFF)                                     2,543,992
                                                                                                      -------------
                                                                                                          2,544,045

Consumer Staples (0.5%)
-------------------------------------------------------------------------------------------------------------------
              3,685 AmeriKing, Inc. (NON)                                                                        37
             56,520 Doskocil Manufacturing Company, Inc. (NON)                                              169,560
            387,638 Regal Entertainment Group 144A (acquired 5/9/02,
                    cost $3,093,140) (NON) (RES)                                                          6,919,338
             85,200 Specialty Foods Acquisition Corp. (NON)                                                     852
                                                                                                      -------------
                                                                                                          7,089,787

Energy (--%)
-------------------------------------------------------------------------------------------------------------------
             37,500 Contour Energy Co. (NON)                                                                  4,500

Financial (0.2%)
-------------------------------------------------------------------------------------------------------------------
         10,381,424 Contifinancial Corp. Liquidating Trust Units (NON)                                      467,164
              4,295 Delta Funding Residual Exchange Co., LLC (NON)                                          938,458
              7,053 Delta Funding Residual Management, Inc. (NON)                                                71
              1,730 Premium Holdings (L.P.) 144A                                                             36,323
             17,000 Wayland Investment Fund II (acquired 2/2/01,
                    cost $1,700,000) (RES)                                                                1,700,000
                                                                                                      -------------
                                                                                                          3,142,016

Food (--%)
-------------------------------------------------------------------------------------------------------------------
            127,694 Aurora Foods, Inc. (NON)                                                                256,665

Health Care (0.1%)
-------------------------------------------------------------------------------------------------------------------
             10,182 Alderwoods Group, Inc. (NON)                                                             84,002
             29,523 Genesis Health Ventures, Inc. (NON)                                                     560,937
             78,447 Mariner Health Care, Inc. (NON)                                                       1,098,258
          8,450,000 Paracelsus Healthcare Corp. (NON)                                                           845
                                                                                                      -------------
                                                                                                          1,744,042

Technology (--%)
-------------------------------------------------------------------------------------------------------------------
            117,723 Intira Corp.                                                                                 12
                                                                                                     --------------
                    Total Common Stocks (cost $64,673,069)                                           $   33,298,427

BRADY BONDS (0.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         6,945,152 Brazil (Federal Republic of) bonds 8s, 2014                                      $    5,208,865
          2,460,000 Brazil (Federal Republic of) government guaranty
                    Ser. 30YR, 3.063s, 2024                                                               1,688,298
            530,000 Brazil (Federal Republic of) govt. guaranty FRB 3 1/8s, 2012                            360,400
            350,000 Peru (Republic of) coll. FLIRB 3 1/4s, 2017                                             249,830
            835,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                        800,598
          4,285,650 Venezuela (Republic of) debs. FRB Ser. DL, 4 3/4s, 2007                               3,487,662
                                                                                                     --------------
                    Total Brady Bonds (cost $12,396,233)                                             $   11,795,653

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,160,000 American Tower Corp. cv. notes 5s, 2010                                          $    1,217,808
            950,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    926,250
          3,790,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005 (In default) (NON)                        18,950
            474,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    400,530
          2,210,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                1,165,775
          1,530,000 Rogers Communications cv. debs. 2s, 2005 (Canada)                                     1,193,400
          3,870,000 Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                     3,773,250
                                                                                                     --------------
                    Total Convertible Bonds and Notes (cost $11,907,286)                             $    8,695,963

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,428 Anker Coal Group, Inc. 14.25% cv. pfd.                                           $        7,140
            345,820 Earthwatch, Inc. 144A Ser. C, 8.50% cv. pfd. (PIK)                                        3,458
                249 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                       27,390
             12,800 Global Crossing, Ltd. 144A 7.00% cum. cv. pfd.
                    (Bermuda) (In default) (NON)                                                                128
              6,490 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                               65
             40,800 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                         5,100
                577 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                 5,019,885
             46,125 Penisula Gaming Partners 144A $7.14 cv. pfd.                                            276,751
             64,360 PSINet, Inc. 144A $3.50 cv. pfd.                                                            644
             60,914 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                            60,914
                618 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                             154
              8,740 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                       4,370
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $16,680,984)                            $    5,405,999

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
         19,680,000 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                               $        1,968
              2,681 Hercules Trust II units cum. cv. pfd. 6 1/2s                                          1,622,005
          7,555,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                 2,266,500
             44,189 XCL, Ltd. 144A units cv. cum. pfd. zero % (In default) (NON) (PIK)                       22,095
                                                                                                     --------------
                    Total Units (cost $33,298,130)                                                   $    3,912,568

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                256 Anker Coal Group, Inc. 144A                                           10/28/09   $            3
              4,500 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                45
            130,000 CGA Group, Ltd. 144A                                                  2/11/07             1,300
              3,320 Colo.com, Inc. 144A                                                   3/15/10                33
              4,190 Dayton Superior Corp.                                                 6/15/09            41,900
              1,440 Decrane Aircraft Holdings Co.                                         9/30/08                 1
             76,797 Delta Financial Corp.                                                 12/21/10                8
              5,100 Destia Communications 144A                                            7/15/07                51
              9,175 Diva Systems Corp.                                                    5/15/06                92
             37,346 Diva Systems Corp. 144A                                               3/1/08                373
             69,309 Genesis Health Ventures, Inc.                                         10/1/02           130,301
              6,250 Globalstar Telecommunications                                         2/15/04                63
              4,790 Horizon PCS, Inc.                                                     10/1/10             5,988
            122,350 ICG Communications, Inc.                                              10/15/05            1,224
             99,812 Imperial Credit Industries, Inc.                                      8/1/08                100
              7,160 Insilco Holding Co.                                                   8/15/08             7,160
              6,490 Interact Systems, Inc.                                                8/1/03                  6
              6,490 Interact Systems, Inc. 144A                                           12/15/09               65
            707,510 Intira Corp. Class B                                                  9/29/10                71
              4,430 iPCS, Inc. 144A                                                       7/15/10             4,430
              2,660 IWO Holdings, Inc.                                                    1/15/11            79,800
              4,640 Jostens, Inc.                                                         5/1/10             46,400
             30,260 KMC Telecommunications Holdings, Inc. 144A                            4/15/08               303
             29,100 Knology Holdings, Inc.                                                10/22/07              728
              2,582 Leap Wireless International, Inc. 144A                                4/15/10            38,730
             14,208 Loral Space & Communications, Ltd.                                    12/27/06              142
              8,310 McCaw International, Ltd.                                             4/15/07                83
              7,800 Mediq, Inc. 144A                                                      6/1/09                 78
              3,025 Metronet Communications 144A                                          8/15/07                30
              1,720 Mikohn Gaming Corp. 144A                                              8/15/08             3,440
              1,840 ONO Finance PLC 144A (United Kingdom)                                 2/15/11             3,680
              8,890 Orion Network Systems                                                 1/15/07               222
             33,580 Pagemart, Inc. 144A                                                   12/31/03              336
             12,800 Paxson Communications Corp. 144A                                      6/30/03            51,200
              1,860 Pliant Corp. 144A                                                     6/1/10              3,720
             13,030 Raintree Resort 144A                                                  12/1/04               130
              7,760 Startec Global Communications Corp.                                   5/15/08                78
              2,365 Sterling Chemicals Holdings                                           8/15/08             1,419
              4,680 Telehub Communications Corp. 144A                                     7/31/05                 1
              2,403 Telex Communications Group, Inc.                                      3/30/07                24
             75,583 Telus Corp. (Canada)                                                  9/15/05           188,958
              2,700 Travel Centers of America, Inc. 144A                                  5/1/09                 27
              7,630 Ubiquitel, Inc. 144A                                                  4/15/10           190,750
             23,545 UIH Australia/Pacific, Inc. 144A                                      5/15/06               235
            108,933 United Artists Theatre (acquired 11/29/01,
                    cost $10,234,362) (RES)                                               3/2/08            871,464
             79,200 USN Communications Inc.                                               8/15/04                32
              7,320 Veraldo Holdings, Inc. 144A                                           4/15/08                73
                150 Versatel Telecom NV (Netherlands)                                     5/15/08                75
              4,870 WAM!NET, Inc.                                                         3/1/05                 49
              5,020 XM Satellite Radio Holdings, Inc. 144A                                3/15/10             5,020
            125,000 ZSC Specialty Chemicals PLC 144A
                    (United Kingdom)                                                      6/30/11           203,125
            125,000 ZSC Specialty Chemicals PLC 144A
                    (United Kingdom)                                                      6/30/11            78,125
                                                                                                     --------------
                    Total Warrants (cost $23,604,095)                                                $    1,961,691

SHORT-TERM INVESTMENTS (2.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           120,000 U.S. Treasury Bill zero %, June 13, 2002 (SEG)                                   $      119,935
          1,000,000 Asset Securitization Corp. for an effective yield of 1.90%,
                    June 14, 2002                                                                           999,314
              5,399 Short-term investments held as collateral for loaned securities with yields ranging from 1.78% to 1.85%
                    and due dates ranging from June 3, 2002 to
                    July 30, 2002 (d)                                                                         5,395
         30,704,212 Short-term investments held in Putnam commingled cash account with yields ranging from 1.74% to 1.83% and
                    due dates ranging from June 3, 2002 to July 29, 2002 (d)                             30,704,212
                                                                                                     --------------
                    Total Short-Term Investments (cost $31,828,856)                                  $   31,828,856
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,900,078,412) (b)                                      $1,482,968,572
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,503,211,492.

  (b) The aggregate identified cost on a tax basis is $1,909,984,208, resulting in gross unrealized appreciation and depreciation of $48,045,526 and $475,061,162, respectively, or net unrealized depreciation of $427,015,636.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2002 was $57,122,659 or 3.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2002.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at May 31, 2002, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 2002

                           Market     Aggregate Face  Expiration   Unrealized
                           Value           Value         Date     Appreciation
------------------------------------------------------------------------------
U. S. Treasury
Bond (long)             $4,752,875      $4,715,047      Sep-02         $37,828
U.S. Treasury Note
5yr (long)                 105,875         105,473      Sep-02             402
------------------------------------------------------------------------------
                                                                       $38,230
------------------------------------------------------------------------------
Swap Contracts Outstanding at November 30, 2001

                                          Notional  Termination    Unrealized
                                           Amount       Date      Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated October 27,
2000 to receive
semi-annually the
notional amount
multiplied by
6.74% and to pay
quarterly the
notional amount
multiplied by
three month USD
LIBOR adjusted by
a specified
spread                                  $34,900,00    10/31/05      $2,682,833
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $2,029 of securities on loan
(identified cost $1,900,078,412) (Note 1)                                    $1,482,968,572
-------------------------------------------------------------------------------------------
Cash                                                                              5,560,324
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        34,577,660
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,855,347
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   23,224,524
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       2,682,833
-------------------------------------------------------------------------------------------
Total assets                                                                  1,550,869,260

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 7,375
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 41,376,650
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,686,425
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,377,383
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          139,215
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      131,081
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,261
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              779,015
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                    5,395
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              150,968
-------------------------------------------------------------------------------------------
Total liabilities                                                                47,657,768
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,503,211,492

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,933,111,851
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (24,017,873)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (991,493,709)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (414,388,777)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $1,503,211,492

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($523,455,475 divided by 92,834,432 shares)                                           $5.64
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $5.64)*                                $5.92
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($328,130,028 divided by 58,689,357 shares)**                                         $5.59
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($633,605,148 divided by 112,146,749 shares)                                          $5.65
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $5.65)*                                $5.84
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($18,020,841 divided by 3,162,387 shares)                                             $5.70
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $80,618,159
-------------------------------------------------------------------------------------------
Dividends                                                                         4,974,519
-------------------------------------------------------------------------------------------
Securities lending                                                                    2,318
-------------------------------------------------------------------------------------------
Total investment income                                                          85,594,996

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,783,442
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      787,327
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   37,283
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     12,571
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               677,291
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,751,532
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,640,876
-------------------------------------------------------------------------------------------
Other                                                                               404,557
-------------------------------------------------------------------------------------------
Total expenses                                                                   10,094,879
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (66,527)
-------------------------------------------------------------------------------------------
Net expenses                                                                     10,028,352
-------------------------------------------------------------------------------------------
Net investment income                                                            75,566,644
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (148,427,981)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (56,796)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (235)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                        177,790
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
and swap contracts during the period                                            102,880,614
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (45,426,608)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $30,140,036
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




 STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                           May 31           November 30
                                                                            2002*                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                              $   75,566,644        $  187,618,290
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                         (148,307,222)         (258,041,739)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                            102,880,614           134,604,462
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   30,140,036            64,181,013
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (29,990,628)          (68,075,791)
-------------------------------------------------------------------------------------------------------
   Class B                                                            (18,246,786)          (46,666,852)
-------------------------------------------------------------------------------------------------------
   Class M                                                            (35,750,983)          (76,897,462)
-------------------------------------------------------------------------------------------------------
   Class Y                                                               (892,454)           (1,259,896)
-------------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                                     --              (583,029)
-------------------------------------------------------------------------------------------------------
   Class B                                                                     --              (399,674)
-------------------------------------------------------------------------------------------------------
   Class M                                                                     --              (658,581)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                     --               (10,790)
-------------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --            (3,413,059)
-------------------------------------------------------------------------------------------------------
   Class B                                                                     --            (2,339,697)
-------------------------------------------------------------------------------------------------------
   Class M                                                                     --            (3,855,344)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                     --               (63,166)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          (85,388,445)          134,145,561
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (140,129,260)           (5,896,767)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 1,643,340,752         1,649,237,519
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment
income of $24,017,873 and $14,703,666, respectively)               $1,503,211,492        $1,643,340,752
-------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                              May 31
operating performance                (Unaudited)                      Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.84        $6.30        $7.72        $8.35        $9.96        $9.65
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .28(c)       .68(c)       .81(c)       .80(c)       .95(c)       .90
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)        (.40)       (1.41)        (.57)       (1.61)         .32
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .12          .28         (.60)         .23         (.66)        1.22
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.32)        (.70)        (.81)        (.80)        (.94)        (.89)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.01)        (.03)        (.01)        (.02)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.32)        (.74)        (.82)        (.86)        (.95)        (.91)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.64        $5.84        $6.30        $7.72        $8.35        $9.96
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.07*        4.46        (8.69)        2.89        (7.39)       13.30
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $523,455     $561,101     $625,449     $956,094   $1,261,785   $1,436,699
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .51*        1.00          .95          .95          .92          .97
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.95*       11.01        10.96         9.99         9.81         9.17
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.87*       81.23        68.37        49.29        89.53        67.62
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.79        $6.27        $7.68        $8.32        $9.92        $9.61
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .26(c)       .63(c)       .75(c)       .74(c)       .87(c)       .83
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)        (.42)       (1.39)        (.58)       (1.59)         .32
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .10          .21         (.64)         .16         (.72)        1.15
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.30)        (.65)        (.75)        (.74)        (.87)        (.82)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.03)        (.01)        (.02)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.30)        (.69)        (.77)        (.80)        (.88)        (.84)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.59        $5.79        $6.27        $7.68        $8.32        $9.92
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.69*        3.35        (9.29)        1.98        (7.99)       12.52
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $328,130     $372,989     $482,280     $791,036   $1,052,251   $1,143,329
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .88*        1.75         1.70         1.70         1.67         1.72
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.58*       10.27        10.20         9.24         9.06         8.41
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.87*       81.23        68.37        49.29        89.53        67.62
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                        Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.85        $6.29        $7.71        $8.34        $9.95        $9.64
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .28(c)       .67(c)       .79(c)       .79(c)       .92(c)       .87
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.17)        (.38)       (1.40)        (.57)       (1.61)         .33
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .11          .29         (.61)         .22         (.69)        1.20
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.31)        (.69)        (.79)        (.79)        (.91)        (.87)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.03)        (.01)        (.02)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.31)        (.73)        (.81)        (.85)        (.92)        (.89)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.65        $5.85        $6.29        $7.71        $8.34        $9.95
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.96*        4.59        (8.92)        2.66        (7.64)       13.05
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $633,605     $693,973     $534,387     $826,257     $949,346   $2,071,302
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .63*        1.25         1.20         1.20         1.17         1.22
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.83*       10.75        10.71         9.72         9.56         8.93
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.87*       81.23        68.37        49.29        89.53        67.62
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                             For the period
Per-share                             May 31            Year ended       Dec. 31, 1998+
operating performance               (Unaudited)         November 30        to Nov. 30
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.88        $6.32        $7.72        $8.19
----------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------
Net investment income (c)                .29          .68          .84          .74
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.15)        (.37)       (1.40)        (.41)
----------------------------------------------------------------------------------------
Total from
investment operations                    .14          .31         (.56)         .33
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.32)        (.71)        (.82)        (.74)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.03)
----------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.03)
----------------------------------------------------------------------------------------
Total distributions                     (.32)        (.75)        (.84)        (.80)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.70        $5.88        $6.32        $7.72
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.51*        4.97        (8.20)        4.15*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $18,021      $15,278       $7,122       $9,090
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .38*         .75          .70          .64*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.04*       11.33        11.30         9.54*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.87*       81.23        68.37        49.29
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Advantage Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income primarily through a diversified portfolio of high-yielding, lower-rated corporate bonds. Capital growth is a secondary objective when consistent with the objective of high current income.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B shares. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At May 31, 2002, the value of securities loaned amounted to $2,029. The fund received cash collateral of $5,395 which is pooled with collateral of other Putnam funds into 40 issuers of high-grade short-term investments.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2002, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2001, the fund had a capital loss carryover of approximately $833,280,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $ 16,967,000    November 30, 2002
    34,077,000    November 30, 2003
   299,612,000    November 30, 2007
   217,396,000    November 30, 2008
   265,228,000    November 30, 2009

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2002, the fund's expenses were reduced by $66,527 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,791 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended May 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $20,618 and $236 from the sale of class A and class M shares, respectively, and received $229,982 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2002, Putnam Retail Management, acting as underwriter received $110 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the year six months ended May 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $509,386,786 and $603,447,553, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,224,528        $ 47,188,726
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             3,319,606          18,992,571
---------------------------------------------------------------------------
                                            11,544,134          66,181,297

Shares repurchased                         (14,833,983)        (85,166,917)
---------------------------------------------------------------------------
Net decrease                                (3,289,849)       $(18,985,620)
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,883,094       $ 116,753,928
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             7,344,817          45,201,851
---------------------------------------------------------------------------
                                            26,227,911         161,955,779

Shares repurchased                         (29,358,955)       (181,649,360)
---------------------------------------------------------------------------
Net decrease                                (3,131,044)      $ (19,693,581)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,468,564        $  8,630,103
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,601,576           8,854,154
---------------------------------------------------------------------------
                                             3,070,140          17,484,257

Shares repurchased                          (8,773,471)        (49,974,514)
---------------------------------------------------------------------------
Net decrease                                (5,703,331)       $(32,490,257)
---------------------------------------------------------------------------

                                               Year ended November 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,231,166       $  26,317,641
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             3,956,240          24,219,346
---------------------------------------------------------------------------
                                             8,187,406          50,536,987

Shares repurchased                         (20,772,006)       (126,697,658)
---------------------------------------------------------------------------
Net decrease                               (12,584,600)      $ (76,160,671)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,078,792        $ 34,878,355
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               135,354             776,355
---------------------------------------------------------------------------
                                             6,214,146          35,654,710

Shares repurchased                         (12,701,941)        (72,840,922)
---------------------------------------------------------------------------
Net decrease                                (6,487,795)       $(37,186,212)
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 53,234,753       $ 342,351,836
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               324,563           2,000,885
---------------------------------------------------------------------------
                                            53,559,316         344,352,721

Shares repurchased                         (19,854,528)       (123,503,651)
---------------------------------------------------------------------------
Net increase                                33,704,788       $ 220,849,070
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    737,312         $ 4,264,104
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               154,673             892,454
---------------------------------------------------------------------------
                                               891,985           5,156,558

Shares repurchased                            (326,053)         (1,882,914)
---------------------------------------------------------------------------
Net increase                                   565,932         $ 3,273,644
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,038,587         $12,693,263
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               215,294           1,316,358
---------------------------------------------------------------------------
                                             2,253,881          14,009,621

Shares repurchased                            (784,018)         (4,858,878)
---------------------------------------------------------------------------
Net increase                                 1,469,863         $ 9,150,743
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:


Name of                                 Purchase       Sales     Dividend       Market
Affiliates                                  Cost        Cost       Income        Value
----------------------------------------------------------------------------------------
PSF Holdings, LLC Class A                    $--         $--          $--    $14,850,906
Safety Components International, Inc.         --          --           --      2,543,992
----------------------------------------------------------------------------------------
Totals                                       $--         $--          $--    $17,394,898


Note 6
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premiums and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities.

Prior to December 1, 2001, the fund did not amortize premiums for certain fixed income securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Stephen C. Peacher
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam High Yield Advantage Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA032-79313  060/327/702  7/02


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam High Yield Advantage Fund
Supplement to Semiannual Report dated 5/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 5/31/02

                                                     NAV
6 months                                             2.51%
1 year                                               1.92
5 years                                              1.88
Annual average                                       0.37
10 years                                            66.86
Annual average                                       5.25
Life of fund (since class A inception, 3/25/86)
Annual average                                       7.21

Share value:                                         NAV
11/30/01                                            $5.88
5/31/02                                             $5.70
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Distributions:      No.      Income      Capital gains      Total
                     6       $0.324           --           $0.324
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.